Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Schedule of related party transactions
Note 3 Transactions with related parties
Balance Sheet	December 31, 2011	June 30, 2012
Liabilities
Interchart Shipping Inc. (a)	$260	$190
Management and Directors Fees (b)	141	60
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Total Liabilities	$436	$250

Statement of Operations

	Six-month period ended June 30,
	2011	2012
Voyage expenses-Interchart (a)	636	710
Executive directors consultancy fees (b)	2,941	228
Non-executive directors compensation (b)	80	67
Commission on sale of vessel - Oceanbulk (e)	-	91
Office setup expenses - Oceanbulk (e)	72	-
Office Rent - Combine Marine Ltd. (d)	-	19